Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB82,710, RMB88,694, and RMB78,303 (US$12,035) for the years ended December 31, 2015, 2016 and 2017, respectively. Total other operating lease expenses were RMB222,138, RMB347,711, and RMB333,813 (US$51,306) for the years ended December 31, 2015, 2016 and 2017, respectively.

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2017:

	RMB	US$
2018	76,554	11,766
2019	67,495	10,374
2020	46,926	7,212
2021	20	3
2022 and thereafter	5	1

	191,000	29,356

Provision of loan facility

In December, 2017, Beijing Security entered into a loan facility of RMB44,000 to a third party. As of December 21, 2017, RMB22,000 was drawn by the third party.

Litigation

On November 8, 2017, a putative shareholder class action lawsuit was filed in the United States District Court for the Central District of California against the Company and certain of officers: Michael Masterson v. Cheetah Mobile Inc., et al., Case No. 17-cv-08141 7952-R-AFM (C.D. Cal.). This putative shareholder class action lawsuit’s complaint alleges that certain press releases and SEC filings made by the Company between April 26, 2017 and October 25, 2017 relating to the business and operating results contained false or misleading statements in violation of the federal securities laws. On January 8, 2018, the plaintiff filed a motion for appointment as lead plaintiff and for approval of choice of counsel, which motion remains pending before the court. On January 25, 2018, the Company filed a motion to dismiss the complaint. On February 15, 2018, the plaintiff filed an amended complaint against the company and certain of officers, which asserts that certain press releases and SEC filings made by the Company between May 8, 2014 and October 25, 2017 relating to the business and operating results contained false or misleading statements and alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. On March 1, 2018, the Company filed a motion to dismiss the amended complaint, which motion is pending before the court. As the action remains in its preliminary stages, the Company’s management is currently unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.

The Group is involved in several other proceedings as of December 31, 2017 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.